Investments (excluding Consolidated Investment Entities) - Composition of US and Foreign Corporate Securities (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Communications
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	$ 4,048.7	$ 3,609.5	$ 3,561.5
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	510.2	563.4	395.4
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	10.9	2.4	12.5
Fixed maturities, including securities pledged	4,548.0	4,170.5	3,944.4
Financial
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	6,027.8	5,912.9	6,309.6
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	748.3	749.4	450.5
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	32.7	46.7	133.9
Fixed maturities, including securities pledged	6,743.4	6,615.6	6,626.2
Industrial and Other Companies
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	27,160.9	26,613.3	24,071.1
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	2,621.1	3,063.3	2,252.6
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	66.8	24.2	67.2
Fixed maturities, including securities pledged	29,715.2	29,652.4	26,256.5
Utilities
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	9,007.6	8,893.1	8,535.8
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	1,128.7	1,210.5	948.7
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	20.6	28.9	26.2
Fixed maturities, including securities pledged	10,115.7	10,074.7	9,458.3
Transportation
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	1,438.5	1,279.1	1,215.5
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	156.4	167.4	126.4
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	3.4	1.3	4.7
Fixed maturities, including securities pledged	1,591.5	1,445.2	1,337.2
U.S. and Foreign Corporate Securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	47,683.5	46,307.9	43,693.5
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	5,164.7	5,754.0	4,173.6
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	134.4	103.5	244.5
Fixed maturities, including securities pledged	$ 52,713.8	$ 51,958.4	$ 47,622.6